Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 28, 2013
Registrant Name	Gateway Trust
Central Index Key	0001406305
Amendment Flag	false
Document Creation Date	Sep. 13, 2013
Document Effective Date	Oct. 15, 2013
Prospectus Date	Apr. 01, 2013